Income Taxes - Summary of Unrecognized Temporary Differences (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	$ 453,085	$ 30,041
Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	376,390	$ 30,041
Share Issue Costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	24,750
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized temporary differences	$ 51,945